Note 13 - Income Taxes - The Provision (Benefit) for Federal Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Current payable									$ 2,749	$ 2,265
Deferred income tax									(1,348)	327
Total provision	$ 467	$ 295	$ 565	$ 74	$ 634	$ 661	$ 686	$ 611	$ 1,401	$ 2,592